STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2020
STOCKHOLDERS' EQUITY
Fair-value assumptions
Year ended March 31,
	2020	2019
Risk-free interest rates	0.77% - 2.37%	2.73 - 3.01%
Volatility	86% - 103%	71% - 112%
Expected life (years)	5.0 - 6.0	5.0 - 6.0
Dividend yield	—%	—%

Summary of stock option activity
	Shares	Options Outstanding
	Available	Number of	Weighted Average
	for Grant	Shares	Exercise Price
Balance at April 1, 2018	3,000,000	—	—
Options granted	(1,529,908)	1,529,908	0.86
Balance at March 31, 2019	1,470,092	1,529,908	0.86
Additional shares authorized under the Plan	1,000,000	—	—
Options granted	(1,717,204)	1,717,204	2.25
Options cancelled and returned to the Plan	69,167	(69,167)	2.25
Balance at March 31, 2020	822,055	3,177,945	1.58

Range of outstanding and exercisable options
	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $2.48	3,177,945	9.08	$1.58	1,586,736	$0. 92	$—